Capital structure and financial items - Financial assets and liabilities - Fair value measurement hierarchy (Details) - DKK (kr) kr in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	kr 64,462	kr 51,794
Financial liabilities, at fair value	7,531	1,272
Restricted cash and cash equivalents	867	857
Active market data (level 1)
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	10,833	16,052
Financial liabilities, at fair value	0	0
Directly or indirectly observable market data (level 2)
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	6,326	2,344
Financial liabilities, at fair value	7,531	1,272
Not based on observable market data (level 3)
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	47,303	33,398
Financial liabilities, at fair value	kr 0	kr 0